Income Taxes - Disclosure of detailed information about deferred tax assets (Details) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021
Disclosure Of Information About Income Taxes [Line Items]
Total deferred tax assets	$ 1,856,000	$ 1,401,000
Less: Unrecognized deferred tax assets	(1,856,000)	(1,401,000)
Net deferred tax assets	0	0
Non-capital losses available for future period [Member]
Disclosure Of Information About Income Taxes [Line Items]
Total deferred tax assets	1,821,000	1,381,000
Share issuance costs [Member]
Disclosure Of Information About Income Taxes [Line Items]
Total deferred tax assets	13,000	19,000
Property equipment and intangible assets [Member]
Disclosure Of Information About Income Taxes [Line Items]
Total deferred tax assets	$ 22,000	$ 1,000